Columbia Variable Portfolio – U.S. Government Mortgage Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.698%	7,000,000	6,987,743
Cayuga Park CLO Ltd.(a),(b)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.868%	13,500,000	13,466,358
Lendbuzz Securitization Trust(a)
Series 2024-2A Class A2
05/15/2029	5.990%	5,039,412	5,069,058
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	1,206,451	1,229,827
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	3,260,690	3,271,255
Series 2024-11 Class B
07/15/2032	5.637%	1,712,175	1,722,403
Series 2025-1 Class A2
07/15/2032	5.156%	4,393,664	4,401,023
Series 2025-7 Class C
05/15/2033	5.037%	5,074,095	5,062,674
Series 2026-1 Class B
09/15/2033	5.370%	10,240,000	10,232,124
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	845,503	847,736
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	1,134,224	1,138,432
Pagaya AI Debt Grantor Trust(a),(c)
Series 2026-2 Class B
11/15/2033	5.950%	6,200,000	6,200,000
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	3,250,000	3,254,206
Research-Driven Pagaya Motor Asset Trust(a)
Series 2026-R1A Class A
07/25/2034	5.659%	6,520,000	6,526,566
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	5.679%	5,000,000	5,005,385
Total Asset-Backed Securities — Non-Agency (Cost $74,459,598)			74,414,790

Commercial Mortgage-Backed Securities - Agency 2.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series K063 Class A2
01/25/2027	3.430%	4,321,146	4,298,247
Federal National Mortgage Association(d)
Series 2018-M7 Class A2
03/25/2028	3.038%	20,941,464	20,561,389
Government National Mortgage Association(d),(e)
Series 2019-102 Class IB
03/16/2060	0.836%	6,136,430	278,102
Series 2019-118 Class IO
06/16/2061	0.759%	7,645,938	359,192
Series 2019-131 Class IO
07/16/2061	0.803%	12,199,207	678,930
Series 2019-134 Class IO
08/16/2061	0.643%	8,034,916	326,944
Series 2019-139 Class IO
11/16/2061	0.671%	8,708,580	358,383
Series 2020-19 Class IO
12/16/2061	0.720%	8,407,880	370,438
Series 2020-3 Class IO
02/16/2062	0.616%	9,304,083	330,278
Total Commercial Mortgage-Backed Securities - Agency (Cost $33,574,094)			27,561,903

Commercial Mortgage-Backed Securities - Non-Agency 3.1%

BHMS Commercial Mortgage Trust(a),(b)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	5.510%	3,900,000	3,902,505
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	4.996%	7,800,000	7,751,255

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	6,000,000	6,058,869
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,700,000	1,342,732
Hilton USA Trust(a),(f)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	1,000,000	24,954
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	2,000,000	40,070
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,634,105	8,488,938
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	4,934,636	4,667,959
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.938%	2,350,000	2,345,593
STAR Trust(a),(b)
Series 2025-SFR6 Class A
1-month Term SOFR + 1.650% Floor 1.650% 08/17/2042	5.060%	7,000,000	6,999,437
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $45,296,922)			41,622,312

Residential Mortgage-Backed Securities - Agency 109.7%

Fannie Mae Pool
11/01/2055	5.000%	16,279,168	16,065,645
Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	7,589,933	6,884,254
Fannie Mae REMICS(b),(e)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	2.424%	10,148,771	1,213,998
CMO Series 2025-45 Class SC
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 06/25/2055	2.138%	23,371,008	1,729,957
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.512%	5,763,449	5,706,002
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	7.612%	15,038,776	15,038,820
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	7.612%	5,137,097	5,249,120
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.462%	10,762,286	10,883,657
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.512%	14,250,768	14,095,003
Federal Home Loan Mortgage Corp.
08/01/2035- 03/01/2052	2.000%	33,887,085	28,753,834
10/01/2041- 12/01/2052	4.000%	44,611,981	42,640,020
07/01/2042- 12/01/2052	3.500%	46,780,314	43,511,422
11/01/2042- 08/01/2052	3.000%	58,926,668	52,761,660
09/01/2047- 11/01/2054	4.500%	21,796,057	21,211,940
02/01/2051- 03/01/2052	2.500%	33,378,376	28,602,207
06/01/2053	5.000%	6,858,104	6,797,272
09/01/2054- 07/01/2055	6.000%	38,166,459	39,321,738
10/01/2054- 12/01/2054	5.500%	30,178,112	30,748,363
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.624% Cap 11.066% 01/01/2037	5.968%	11,939	12,309
12-month Term SOFR + 1.910% Cap 10.449% 09/01/2037	6.660%	46,516	48,430
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	2.163%	2,432,747	229,483
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	2.163%	5,148,304	524,473
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	2.113%	1,749,742	198,570
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	2.163%	3,969,692	452,659
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	2.074%	2,609,531	282,466
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	2.304%	5,322,668	751,572
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	2.274%	6,700,477	963,539
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	2.183%	1,420,356	141,751
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	2.213%	579,438	56,895
Federal Home Loan Mortgage Corp.(e)
CMO Series 266
07/15/2042	4.000%	1,467,464	259,072
CMO Series 267
08/15/2042	4.000%	1,186,907	211,669
CMO Series 4139 Class CI
05/15/2042	3.500%	537,633	30,556
CMO Series 4177 Class IY
03/15/2043	4.000%	2,816,296	389,791
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 4068 Class GI
09/15/2036	2.424%	795,235	86,904
Federal Home Loan Mortgage Corp. REMICS(b),(e)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	2.324%	11,598,996	1,597,619
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	2.213%	15,863,638	1,649,739
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 5105 Class ID
05/25/2051	3.000%	8,513,806	1,649,859
Federal National Mortgage Association
03/01/2027- 01/01/2052	2.500%	94,627,854	82,273,058
03/01/2027- 08/01/2052	3.500%	50,115,025	46,653,132
05/01/2027- 03/01/2053	3.000%	69,893,964	62,456,057
06/01/2036- 03/01/2052	2.000%	100,147,326	82,637,475
05/01/2039- 02/01/2053	4.500%	19,915,837	19,419,033
11/01/2043- 08/01/2052	4.000%	32,843,931	31,460,752
06/01/2053- 11/01/2054	5.000%	42,892,555	42,632,396
07/01/2054- 08/01/2055	6.000%	32,368,206	33,154,574
CMO Series 2017-72 Class B
09/25/2047	3.000%	1,772,043	1,650,903
Federal National Mortgage Association(b)
6-month Term SOFR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	5.383%	5,996	6,052
12-month Term SOFR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	6.069%	799	824
12-month Term SOFR + 1.584% Floor 1.584%, Cap 9.151% 06/01/2034	6.334%	9,501	9,662
Federal National Mortgage Association(g)
12/01/2050	2.000%	20,215,543	16,438,995
Federal National Mortgage Association(d)
CMO Series 2003-W11 Class A1
06/25/2033	7.267%	466	472

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d),(e)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	897,698	9
Federal National Mortgage Association(e)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	56,757	214
CMO Series 2012-144 Class HI
07/25/2042	3.500%	490,199	34,441
CMO Series 2012-40 Class IP
09/25/2040	4.000%	444,840	8,193
CMO Series 2013-1 Class AI
02/25/2043	3.500%	704,559	96,351
CMO Series 2013-10 Class AI
11/25/2041	3.500%	865,815	20,627
CMO Series 2020-55 Class MI
08/25/2050	2.500%	9,207,591	1,521,346
CMO Series 2021-3 Class TI
02/25/2051	2.500%	10,906,943	1,857,947
Federal National Mortgage Association(b),(e)
CMO Series 2012-99 Class SL
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 09/25/2042	2.844%	2,746,827	325,520
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.374%	1,812,466	214,618
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	2.074%	2,334,866	249,256
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	2.224%	6,036,051	719,663
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	2.224%	4,454,882	458,669
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.374%	4,496,650	525,130
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.174%	10,821,161	357,089
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	2.374%	2,386,196	287,625
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.274%	7,060,810	739,121
CMO Series 2019-34 Class SM
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.274%	6,047,575	770,407
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	2.304%	7,750,505	1,119,456
Federal National Mortgage Association REMICS(b),(e)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	2.374%	6,133,279	672,656
Federal National Mortgage Association REMICS(e)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	5,785,380	1,111,245
CMO Series 2021-54 Class LI
04/25/2049	2.500%	8,991,182	1,218,212
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	2,452,449	2,044,974
Freddie Mac REMICS(e)
CMO Series 5177 Class PI
12/25/2051	2.500%	9,930,061	921,765
Freddie Mac REMICS(b),(e)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	2.263%	10,500,950	1,166,152
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	3.338%	13,120,267	1,670,171
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.438%	20,735,691	1,136,374
CMO Series 5604 Class SN
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.888%	41,817,204	3,607,792
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.612%	6,465,074	6,471,644
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.612%	13,641,341	13,749,077
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	7.612%	5,574,321	5,576,931
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.982%	6,449,239	6,491,726
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.612%	11,555,331	11,552,547
CMO Series 5533 Class F
30-day Average SOFR + 3.450% Floor 3.450%, Cap 7.950% 04/25/2055	7.112%	10,634,741	10,600,612
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	4.912%	7,100,268	7,115,765
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.962%	6,390,241	6,396,633
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.262%	10,292,573	10,041,028
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	5.012%	13,913,969	14,030,396
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/20/2040	5.000%	1,284,744	1,305,266
07/20/2041	4.500%	1,698,270	1,683,243
04/20/2051- 05/20/2051	2.500%	16,860,832	14,415,210
08/20/2052	4.000%	6,945,358	6,497,661
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	2,545,342	2,545,963
CMO Series 2024-80 Class DT
05/20/2064	3.000%	5,092,031	4,555,653
CMO Series 2024-80 Class PT
05/20/2064	3.500%	7,809,068	6,960,252
Government National Mortgage Association(g)
04/20/2048	4.500%	2,973,121	2,929,207
Government National Mortgage Association(e)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	749,999	98,070
CMO Series 2014-131 Class EI
09/16/2039	4.000%	1,070,845	53,587
CMO Series 2020-138 Class IN
09/20/2050	2.500%	5,530,764	930,065
CMO Series 2020-138 Class JI
09/20/2050	2.500%	13,479,872	2,029,760
CMO Series 2020-191 Class UC
12/20/2050	4.000%	8,496,927	1,901,221
CMO Series 2021-1 Class IB
01/20/2051	2.500%	8,949,936	1,324,856
CMO Series 2021-1 Class QI
01/20/2051	2.500%	10,458,480	1,554,037
CMO Series 2021-122 Class HI
11/20/2050	2.500%	6,911,242	922,833
CMO Series 2021-142 Class IX
08/20/2051	2.500%	9,823,579	1,339,395
CMO Series 2021-146 Class IK
08/20/2051	3.500%	8,587,974	1,601,090
CMO Series 2021-158 Class VI
09/20/2051	3.000%	7,209,833	1,217,500
CMO Series 2021-159 Class IP
09/20/2051	3.000%	5,341,306	928,187
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	10,533,328	1,532,313
CMO Series 2021-27 Class IN
02/20/2051	2.500%	5,917,421	869,069
CMO Series 2021-67 Class GI
04/20/2051	3.000%	8,480,632	1,465,063
CMO Series 2021-8 Class BI
01/20/2051	2.500%	10,288,569	1,762,158

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(e)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	2.413%	1,591,715	188,405
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.411%	2,399,184	291,345
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.411%	1,681,349	216,148
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.411%	2,092,880	236,501
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.361%	3,569,434	430,939
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.361%	2,985,171	318,537
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	2.411%	2,732,720	388,035
CMO Series 2018-36 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.411%	14,091,843	1,890,590
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.411%	1,450,685	175,993
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.411%	2,059,697	253,485
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.411%	2,782,021	393,857
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.411%	2,320,469	267,308
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	2.311%	6,055,453	739,669
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.261%	8,059,550	909,193
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	2.261%	2,797,609	359,514
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	2.311%	4,734,637	507,117
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	2.263%	6,645,172	933,059
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	2.311%	11,824,456	1,412,689
CMO Series 2019-97 Class GS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	2.311%	27,607,917	3,303,458
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.411%	5,056,645	611,271
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.461%	6,330,848	873,204
CMO Series 2020-133 Class SK
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	2.511%	11,592,378	1,552,885
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	2.261%	6,280,537	543,282
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	2.311%	5,552,503	697,045
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.511%	10,270,244	1,471,677
CMO Series 2021-117B Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.511%	13,901,089	1,770,922
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.511%	10,603,180	1,521,420
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	59,848,769	129,435
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.511%	10,298,085	1,279,887
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	2.297%	10,637,762	1,177,774
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	2.307%	10,095,383	1,000,977
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	2.377%	9,766,663	905,082
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	2.377%	16,751,019	1,688,189
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	2.261%	11,514,413	917,331
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	3.177%	12,752,375	1,197,648
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.261%	14,803,560	1,692,358
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.261%	16,715,534	1,863,399
CMO Series 2023-115 Class SG
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 08/20/2053	2.027%	15,120,780	791,816
CMO Series 2023-140 Class LS
-1.0 x 30-day Average SOFR + 6.450% Cap 6.450% 09/20/2053	2.777%	7,763,986	513,552
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.261%	10,803,482	1,230,311

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	2.477%	11,977,032	1,262,142
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.261%	12,180,374	1,275,186
CMO Series 2023-24 Class JS
30-day Average SOFR + 5.500% Cap 5.500% 01/20/2052	1.827%	35,466,854	3,389,613
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.677%	7,200,449	539,270
CMO Series 2023-65 Class HS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	2.477%	15,978,154	1,353,773
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	2.377%	6,449,517	414,314
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.977%	36,019,855	4,019,088
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.827%	37,483,266	2,573,980
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	1.577%	28,475,160	1,788,035
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.327%	20,534,056	1,957,444
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.377%	24,795,329	2,623,822
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.727%	15,862,441	765,276
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.577%	8,184,230	1,155,953
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	1.727%	8,926,122	594,856
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.677%	83,966,932	2,206,525
CMO Series 2025-156 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.327%	23,281,968	2,498,104
Government National Mortgage Association(b)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	6.910%	956,546	959,531
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.673%	5,623,100	5,724,872
Government National Mortgage Association TBA(c)
04/21/2056	3.000%	17,000,000	15,174,090
04/21/2056	4.000%	40,000,000	37,463,048
04/21/2056	4.500%	75,000,000	72,442,587
Uniform Mortgage-Backed Security TBA(c)
04/13/2056	3.500%	80,000,000	73,331,522
04/13/2056	4.000%	75,500,000	71,236,035
04/13/2056	5.000%	107,500,000	106,008,614
04/13/2056	5.500%	48,000,000	48,221,084
04/13/2056	6.000%	22,000,000	22,425,216
Total Residential Mortgage-Backed Securities - Agency (Cost $1,553,242,490)			1,492,897,981

Residential Mortgage-Backed Securities - Non-Agency 8.0%

Angel Oak Mortgage Trust(a),(h)
CMO Series 2025-1 Class A1
01/25/2070	5.691%	5,697,209	5,726,591
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	1,740,000	1,607,589
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,453,815	2,348,387
CMO Series 2022-2 Class A1
03/25/2067	3.757%	2,592,667	2,568,821
CHNGE Mortgage Trust(a),(h)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	1,347,050	1,347,039
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2014-A Class B2
01/25/2035	5.481%	288,236	287,066
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	1,228,345	1,202,303
COLT Mortgage Loan Trust(a),(h)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	7,423,431	7,444,520
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	658,447	591,006
Cross Mortgage Trust(a),(d)
CMO Series 2025-H1 Class A1
02/25/2070	5.735%	3,962,694	3,985,031
CSMC(a),(d)
CMO Series 2022-ATH1 Class A2
01/25/2067	3.405%	5,565,546	5,220,641
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,168,409
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	1,547,706	1,554,809
FIGRE Trust(a),(d)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	3,019,148	2,992,522
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	3,377,017	3,266,848
GCAT Trust(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	398,693	385,373
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	2,285,494	2,168,189
Government National Mortgage Association
CMO Series BM-2562 Class A
01/01/2055	3.500%	8,423,269	7,566,203
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homes Trust(a),(h)
CMO Series 2026-INV1 Class A1D
08/25/2060	5.077%	7,644,728	7,598,331
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	2,949,566	2,958,650
Mello Mortgage Capital Acceptance(a),(h)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	1,600,000	1,521,646
Morgan Stanley Residential Mortgage Loan Trust(a),(d)
CMO Series 2025-DSC3 Class A1
09/25/2070	4.912%	4,551,110	4,515,101
New Residential Mortgage Loan Trust(a),(d),(e)
CMO Series 2014-1A Class AIO
01/25/2054	1.996%	5,620,682	222,767
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.643%	4,546,898	4,579,997
OBX Series(a),(h)
CMO Series 2025-NQM2 Class A1
11/25/2064	5.597%	7,035,853	7,063,091
Point Securitization Trust(a),(h)
CMO Series 2026-1 Class A1
02/25/2056	5.250%	11,100,000	10,912,689
PRPM Trust(a),(d)
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	3,215,191	3,196,851
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	1,919,235	1,893,409
Splitero Trust(a)
CMO Series 2025-1 Class A1
12/25/2055	5.750%	4,900,000	4,847,503
Vista Point Securitization Trust(a),(h)
CMO Series 2024-CES3 Class A2
01/25/2055	5.995%	5,000,000	5,042,179
CMO Series 2025-CES2 Class A2
08/25/2055	5.768%	3,150,000	3,161,914
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $108,833,441)			108,945,475

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $347,000)	210,616

Put Option Contracts Purchased 0.2%

(Cost $2,394,000)	2,490,660

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2026 (Unaudited)

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(i),(j)	63,060,870	63,035,646
Total Money Market Funds (Cost $63,039,530)		63,035,646
Total Investments in Securities (Cost: $1,881,187,075)		1,811,179,383
Other Assets & Liabilities, Net		(449,988,149)
Net Assets		1,361,191,234
At March 31, 2026, securities and/or cash totaling $16,778,831 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	176	06/2026	USD	36,510,375	—	(260,192)
U.S. Treasury 5-Year Note	694	06/2026	USD	75,076,703	—	(653,243)
U.S. Treasury Ultra Bond	47	06/2026	USD	5,478,438	—	(186,475)
Total					—	(1,099,910)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(713)	06/2026	USD	(171,699,313)	250,582	—
U.S. Long Bond	(121)	06/2026	USD	(13,778,875)	454,274	—
U.S. Treasury 10-Year Note	(2,431)	06/2026	USD	(269,954,953)	4,837,012	—
Total					5,541,868	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.50	12/01/2026	347,000	210,616

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	3.40	08/05/2026	2,394,000	2,490,660

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	23.640	USD	817,827	(108,362)	478	—	(37,809)	—	(70,075)
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2026 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $217,416,374, which represents 15.97% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents a security in default.
(g)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(i)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	69,463,878	88,301,592	(94,725,484)	(4,340)	63,035,646	939	597,354	63,060,870
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2026

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